Segment Information - Summary Of Revenue from External Customers by Geographic Areas (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue From External Customers By Geographic Areas [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 10,562,971	$ 1,447,121	¥ 12,002,323	¥ 12,704,172
CHINA
Revenue From External Customers By Geographic Areas [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	9,392,079		11,203,978	12,154,863
Overseas [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 1,170,892		¥ 798,345	¥ 549,309